UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05276

Value Line Strategic Asset Management Trust
(Exact name of registrant as specified in charter)

7 Times Square, new York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 3/31/12 is included with this Form.

■     Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2012 (Unaudited)

Shares		Value

Common Stocks — 73.7%
Consumer Discretionary — 12.4%
10,000	AutoZone, Inc. *	$3,718,000
14,000	Bed Bath & Beyond, Inc. *	920,780
24,000	BorgWarner, Inc. *	2,024,160
30,000	Brinker International, Inc.	826,500
26,000	Buckle, Inc. (The)	1,245,400
5,000	Chipotle Mexican Grill, Inc. *	2,090,000
13,000	Coach, Inc.	1,004,640
13,000	Coinstar, Inc. *	826,150
14,000	Crocs, Inc. *	292,880
18,000	Darden Restaurants, Inc.	920,880
27,000	Domino’s Pizza, Inc.	980,100
14,000	DSW, Inc. Class A	766,780
13,000	Fossil, Inc. *	1,715,740
17,000	Genuine Parts Co.	1,066,750
21,000	Johnson Controls, Inc.	682,080
15,800	Life Time Fitness, Inc. *	799,006
83,000	LKQ Corp. *	2,587,110
12,000	Lululemon Athletica, Inc. *	896,160
10,000	McDonald’s Corp.	981,000
10,000	NIKE, Inc. Class B	1,084,400
28,000	O’Reilly Automotive, Inc. *	2,557,800
7,000	Penn National Gaming, Inc. *	300,860
28,000	PVH Corp.	2,501,240
3,000	Ralph Lauren Corp.	522,990
6,000	Signet Jewelers Ltd.	283,680
16,000	Starbucks Corp.	894,240
88,000	TJX Companies, Inc. (The)	3,494,480
10,000	Under Armour, Inc. Class A *	940,000
23,600	Warnaco Group, Inc. (The) *	1,378,240
4,000	Williams-Sonoma, Inc.	149,920
30,000	Wolverine World Wide, Inc.	1,115,400
42,000	Yum! Brands, Inc.	2,989,560
		42,556,926
Consumer Staples — 4.9%
16,900	British American Tobacco PLC ADR	1,710,618
9,000	Bunge Ltd.	615,960
50,000	Church & Dwight Co., Inc.	2,459,500
10,000	Costco Wholesale Corp.	908,000
13,000	Energizer Holdings, Inc. *	964,340
84,000	Flowers Foods, Inc.	1,711,080
20,000	General Mills, Inc.	789,000
35,500	Green Mountain Coffee Roasters, Inc. *	1,662,820
10,000	Harris Teeter Supermarkets, Inc.	401,000
12,000	Herbalife Ltd.	825,840
60,000	Hormel Foods Corp.	1,771,200
10,000	PepsiCo, Inc.	663,500
14,000	TreeHouse Foods, Inc. *	833,000
17,000	Whole Foods Market, Inc.	1,414,400
		16,730,258
Energy — 1.9%
11,000	Concho Resources, Inc. *	$1,122,880
54,000	EQT Corp.	2,603,340
34,000	FMC Technologies, Inc. *	1,714,280
11,000	Rosetta Resources, Inc. *	536,360
13,000	World Fuel Services Corp.	533,000
		6,509,860
Financials — 5.7%
8,000	Affiliated Managers Group, Inc. *	894,480
37,000	AFLAC, Inc.	1,701,630
46,000	American Tower Corp. REIT	2,898,920
15,000	Ameriprise Financial, Inc.	856,950
12,000	Arch Capital Group Ltd. *	446,880
14,000	Bank of Montreal	831,880
12,500	BlackRock, Inc.	2,561,250
20,000	Eaton Vance Corp.	571,600
20,000	HCP, Inc. REIT	789,200
9,000	M&T Bank Corp.	781,920
10,000	ProAssurance Corp.	881,100
28,800	Royal Bank of Canada	1,671,840
15,000	Stifel Financial Corp. *	567,600
26,000	T. Rowe Price Group, Inc.	1,697,800
11,284	Toronto-Dominion Bank (The)	958,576
46,000	Wells Fargo & Co.	1,570,440
		19,682,066
Health Care— 11.0%
68,000	Alexion Pharmaceuticals, Inc. *	6,314,480
17,400	Allergan, Inc.	1,660,482
24,000	Cerner Corp. *	1,827,840
50,000	DENTSPLY International, Inc.	2,006,500
12,000	Edwards Lifesciences Corp. *	872,760
16,000	Endo Pharmaceuticals Holdings, Inc. *	619,680
62,000	Express Scripts, Inc. *	3,359,160
1,400	Fresenius Medical Care AG & Co. KGaA ADR	98,910
52,000	Henry Schein, Inc. *	3,935,360
34,600	IDEXX Laboratories, Inc. *	3,025,770
6,000	Intuitive Surgical, Inc. *	3,250,500
4,000	Mednax, Inc. *	297,480
16,000	Mettler-Toledo International, Inc. *	2,956,000
10,000	Novo Nordisk A/S ADR	1,387,100
35,250	Owens & Minor, Inc.	1,071,953
16,000	SXC Health Solutions Corp. *	1,199,360
6,500	Techne Corp.	455,650
28,000	Teva Pharmaceutical Industries Ltd. ADR	1,261,680
32,000	Thermo Fisher Scientific, Inc.	1,804,160
4,000	Universal Health Services, Inc. Class B	167,640
		37,572,465

1

 ■     Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2012 (Unaudited)

Industrials — 18.8%
17,000	Actuant Corp. Class A	$492,830
13,000	Acuity Brands, Inc.	816,790
104,250	AMETEK, Inc.	5,057,167
12,000	Babcock & Wilcox Co. *	309,000
21,000	BE Aerospace, Inc. *	975,870
11,000	C.H. Robinson Worldwide, Inc.	720,390
32,000	Canadian National Railway Co.	2,541,760
21,000	Chicago Bridge & Iron Co. N.V.	906,990
34,000	CLARCOR, Inc.	1,669,060
13,000	Clean Harbors, Inc. *	875,290
39,200	Danaher Corp.	2,195,200
46,000	Donaldson Co., Inc.	1,643,580
19,000	Eaton Corp.	946,770
29,000	EnerSys *	1,004,850
15,400	Esterline Technologies Corp. *	1,100,484
57,000	Exelis, Inc.	713,640
10,000	FedEx Corp.	919,600
13,000	Flowserve Corp.	1,501,630
22,000	General Dynamics Corp.	1,614,360
42,000	IDEX Corp.	1,769,460
19,000	IHS, Inc. Class A *	1,779,350
14,000	Iron Mountain, Inc.	403,200
28,500	ITT Corp.	653,790
16,200	J.B. Hunt Transport Services, Inc.	880,794
40,000	Kansas City Southern *	2,867,600
18,000	Kirby Corp. *	1,184,220
21,000	L-3 Communications Holdings, Inc.	1,486,170
17,000	Lennox International, Inc.	685,100
5,000	Precision Castparts Corp.	864,500
63,500	Republic Services, Inc.	1,940,560
18,000	Rockwell Collins, Inc.	1,036,080
29,000	Roper Industries, Inc.	2,875,640
36,000	Stericycle, Inc. *	3,011,040
8,000	Teledyne Technologies, Inc. *	504,400
17,000	Toro Co. (The)	1,208,870
17,400	TransDigm Group, Inc. *	2,014,224
12,000	Union Pacific Corp.	1,289,760
36,000	United Technologies Corp.	2,985,840
13,600	Valmont Industries, Inc.	1,596,776
13,000	W.W. Grainger, Inc.	2,792,530
76,500	Waste Connections, Inc.	2,488,545
24,000	Woodward Inc.	1,027,920
42,000	Xylem, Inc.	1,165,500
		64,517,130
Information Technology — 7.6%
17,000	Accenture PLC Class A	$1,096,500
7,000	Alliance Data Systems Corp. *	881,720
48,000	Amphenol Corp. Class A	2,868,960
12,000	Anixter International, Inc. *	870,360
19,000	ANSYS, Inc. *	1,235,380
4,000	Apple, Inc. *	2,397,880
20,000	Avago Technologies Ltd.	779,400
23,000	Check Point Software Technologies Ltd. *	1,468,320
24,000	Cognizant Technology Solutions Corp. Class A *	1,846,800
8,000	CommVault Systems, Inc. *	397,120
1,800	Concur Technologies, Inc. *	103,284
18,800	Equinix, Inc. *	2,960,060
32,000	Informatica Corp. *	1,692,800
3,400	j2 Global, Inc.	97,512
6,000	Rackspace Hosting, Inc. *	346,740
18,400	Salesforce.com, Inc. *	2,842,984
32,000	TIBCO Software, Inc. *	976,000
13,000	VeriFone Systems, Inc. *	674,310
15,000	VMware, Inc. Class A *	1,685,550
14,300	Wright Express Corp. *	925,639
		26,147,319
Materials — 8.6%
17,000	Air Products & Chemicals, Inc.	1,560,600
15,000	Airgas, Inc.	1,334,550
18,200	Albemarle Corp.	1,163,344
30,000	AptarGroup, Inc.	1,643,100
28,000	Ball Corp.	1,200,640
27,500	Celanese Corp. Series A	1,269,950
5,000	CF Industries Holdings, Inc.	913,250
29,000	Crown Holdings, Inc. *	1,068,070
12,000	Cytec Industries, Inc.	729,480
65,000	Ecolab, Inc.	4,011,800
22,000	FMC Corp.	2,328,920
14,000	Greif, Inc. Class A	782,880
6,000	NewMarket Corp.	1,124,400
32,000	Praxair, Inc.	3,668,480
20,000	Rockwood Holdings, Inc. *	1,043,000
19,000	Scotts Miracle-Gro Co. (The) Class A	1,029,040
48,400	Sigma-Aldrich Corp.	3,536,104
24,000	Valspar Corp. (The)	1,158,960
		29,566,568
Telecommunication Services — 1.3%
42,000	Crown Castle International Corp. *	2,240,280
44,000	SBA Communications Corp. Class A *	2,235,640
		4,475,920

2

 ■     Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2012 (Unaudited)

Utilities — 1.5%
18,600	ITC Holdings Corp.	$1,431,084
10,000	NSTAR	486,300
10,000	ONEOK, Inc.	816,600
7,000	Questar Corp.	134,820
21,000	South Jersey Industries, Inc.	1,050,840
34,000	Wisconsin Energy Corp.	1,196,120
		5,115,764
	Total Common Stocks (Cost $134,094,708)	252,874,276

Principal Amount		Value
U.S. Government Agency Obligations— 7.3%
$51,365	Federal Home Loan Mortgage Corp., 4.00%, 12/15/13	51,349
3,000,000	Federal Home Loan Mortgage Corp., 1.00%, 3/8/17	2,958,384
128,914	Federal Home Loan Mortgage Corp., 5.00%, 1/1/21	139,507
38,457	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	41,485
29,291	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	31,598
115,901	Federal Home Loan Mortgage Corp., 5.00%, 11/1/21	125,027
60,464	Federal Home Loan Mortgage Corp., 5.50%, 4/15/22	61,194
1,047,297	Federal Home Loan Mortgage Corp., 4.50%, 6/15/23	1,065,554
611,853	Federal Home Loan Mortgage Corp., 5.50%, 3/15/24	630,124
882,589	Federal Home Loan Mortgage Corp., 4.50%, 10/15/27	918,858
48,046	Federal National Mortgage Association, 4.00%, 8/1/14	50,935
3,500,000	Federal National Mortgage Association, 1.25%, 1/30/17	3,508,484
72,696	Federal National Mortgage Association, 4.00%, 4/1/24	77,067
660,820	Federal National Mortgage Association, 4.00%, 3/1/25	700,559
340,317	Federal National Mortgage Association, 4.00%, 6/1/26	361,527
957,389	Federal National Mortgage Association, 3.50%, 7/1/26	1,005,086
434,157	Federal National Mortgage Association, 4.00%, 7/1/26	461,216
94,328	Federal National Mortgage Association, 4.50%, 7/1/40	100,476
774,570	Federal National Mortgage Association, 4.50%, 8/1/40	823,793
21,790	Federal National Mortgage Association, 4.50%, 8/1/40	23,210
19,889	Federal National Mortgage Association, 4.50%, 9/1/40	21,185

Principal Amount		Value
$209,439	Federal National Mortgage Association, 4.50%, 10/1/40	$223,090
661,111	Federal National Mortgage Association, 4.50%, 2/1/41	705,439
415,268	Federal National Mortgage Association, 4.50%, 3/1/41	443,112
381,519	Federal National Mortgage Association, 4.50%, 4/1/41	407,101
280,463	Federal National Mortgage Association, 4.50%, 4/1/41	299,268
24,556	Federal National Mortgage Association, 4.50%, 4/1/41	26,203
584,277	Federal National Mortgage Association, 4.50%, 4/1/41	623,454
634,574	Government National Mortgage Association, 5.50%, 1/15/36	710,438
1,918,232	Government National Mortgage Association, 4.25%, 2/20/37	2,002,749
5,009,642	Government National Mortgage Association, 5.50%, 8/20/37	5,573,327
843,042	Government National Mortgage Association, 3.00%, 4/16/39	875,308
	Total U.S. Government Agency Obligations (Cost $24,062,855)	25,046,107
U.S. Treasury Obligations — 7.1%
246,756	U.S. Treasury Notes, 1.88%, 7/15/13 (1)	259,711
1,000,000	U.S. Treasury Notes, 0.75%, 6/15/14	1,007,812
3,000,000	U.S. Treasury Notes, 1.88%, 10/31/17	3,104,766
1,000,000	U.S. Treasury Notes, 2.63%, 4/30/18	1,074,688
1,000,000	U.S. Treasury Notes, 2.25%, 7/31/18	1,049,531
500,000	U.S. Treasury Notes, 1.38%, 9/30/18	496,680
5,500,000	U.S. Treasury Notes, 1.75%, 10/31/18	5,587,224
1,000,000	U.S. Treasury Notes, 3.63%, 2/15/21	1,132,031
1,000,000	U.S. Treasury Notes, 2.13%, 8/15/21	999,297
800,000	U.S. Treasury Notes, 2.00%, 11/15/21	787,562
1,500,000	U.S. Treasury Bonds, 6.25%, 8/15/23	2,077,500
3,000,000	U.S. Treasury Bonds, 6.13%, 11/15/27	4,239,375
1,000,000	U.S. Treasury Bonds, 4.50%, 5/15/38	1,224,062
1,000,000	U.S. Treasury Bonds, 4.38%, 5/15/40	1,201,719
	Total U.S. Treasury Obligations (Cost $22,827,407)	24,241,958
Corporate Bonds & Notes — 8.6%
Communications — 1.1%
1,000,000	AT&T, Inc., 3.88%, 8/15/21	1,057,702
2,000,000	BellSouth Corp., 5.20%, 9/15/14	2,201,126
500,000	Time Warner, Inc., 4.70%, 1/15/21	546,262
		3,805,090

3

■     Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2012 (Unaudited)

Consumer, Non-cyclical — 0.7%
$1,000,000	Coca-Cola Enterprises, Inc., 3.50%, 9/15/20	$1,013,298
500,000	JM Smucker Co. (The), 3.50%, 10/15/21	506,562
1,000,000	Medco Health Solutions, Inc., 2.75%, 9/15/15	1,028,024
		2,547,884
Energy — 0.5%
1,000,000	Halliburton Co., Fixed, 6.15%, 9/15/19	1,218,655
500,000	Husky Energy, Inc., 3.95%, 4/15/22	507,385
		1,726,040
Financial — 3.5%
500,000	Berkshire Hathaway, Inc., 3.75%, 8/15/21	516,434
500,000	General Electric Capital Corp. MTN, 3.35%, 10/17/16	530,425
1,000,000	Goldman Sachs Group, Inc. (The), 0.92%, 3/22/16 (2)	912,782
2,000,000	JPMorgan Chase & Co., 3.45%, 3/1/16	2,085,318
1,000,000	Lincoln National Corp., 4.20%, 3/15/22	1,002,594
6,000,000	SLM Corp. MTN, 4.49%, 4/1/14 (2)	5,923,080
1,000,000	Wachovia Corp., 0.74%, 6/15/17 (2)	947,048
		11,917,681
Industrial — 2.2%
1,000,000	Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	1,031,649
1,000,000	Caterpillar, Inc., 3.90%, 5/27/21	1,095,981
1,000,000	Lockheed Martin Corp., 4.25%, 11/15/19	1,083,221
1,000,000	Noble Holding International Ltd., 3.05%, 3/1/16	1,030,062
1,000,000	Ryder System, Inc. MTN, 2.50%, 3/1/17	1,005,799
1,000,000	Snap-On, Inc., 4.25%, 1/15/18	1,092,375
1,000,000	Tyco International Finance SA, 3.75%, 1/15/18	1,072,881
		7,411,968
Technology — 0.3%
1,000,000	Hewlett-Packard Co., 2.20%, 12/1/15	1,010,684
		1,010,684
Utilities — 0.3%
1,000,000	Commonwealth Edison Co., 4.00%, 8/1/20	1,079,426
		1,079,426
	Total Corporate Bonds & Notes (Cost $28,735,318)	29,498,773

Principal Amount		Value
	Total Investments — 96.7% (Cost $209,720,288)	$331,661,114

Short-Term Investments — 2.9%
Repurchase Agreements — 2.9%
$10,000,000	With Morgan Stanley, 0.08%, dated 03/30/12, due 04/02/12, delivery value $10,000,067 (collateralized by $9,410,000 U.S. Treasury Notes 2.7500% due 02/15/19, with a value of $10,174,159)	10,000,000
	Total Short-Term Investments (Cost $10,000,000)	10,000,000
Cash And Other Assets In Excess Of Liabilities — 0.4%		1,498,702
Net Assets (3) —100.0%		$343,159,816
Net Asset Value Per Outstanding Share ($343,159,816 ÷ 16,713,732 shares outstanding)		$20.53

*	Non-income producing.
(1)	Treasury Inflation-Protection Security (TIPS)
(2)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.
(3)
For federal income tax purposes, the aggregate cost was $219,720,288, aggregate gross unrealized appreciation was $122,873,168, aggregate gross unrealized depreciation was $932,342 and the net unrealized appreciation was $121,940,826.

ADR	American Depositary Receipt.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

4

The Trust follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Trust’s investments in securities as of March 31, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$252,874,276	$0	$0	$252,874,276
U.S. Government Agency Obligations	0	25,046,107	0	25,046,107
U.S. Treasury Obligations	0	24,241,958	0	24,241,958
Corporate Bonds & Notes	0	29,498,773	0	29,498,773
Short-Term Investments	0	10,000,000	0	10,000,000
Total Investments in Securities	$252,874,276	$88,786,838	$0	$341,661,114

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011- 04, “Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Specifically, the guidance specifies that the concepts of highest and best use and valuation premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Trust is currently assessing the impact of this guidance on its financial statements.

The Trust follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended March 31, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the period ended March 31, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the  registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2012